Note 11 - Federal Home Loan Bank Advances and Federal Reserve Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Abstract]
Advances from Federal Home Loan Banks	$ 0
Pledged Assets, Not Separately Reported, Other	104.4
Additional Advances From Federal Home Loan Banks	103.5
Loans from Other Federal Home Loan Banks	$ 59.1